Inventory (Tables)	12 Months Ended
Dec. 31, 2024
Inventory Disclosure [Abstract]
Schedule of Inventory

Inventory consists of the following as of December 31, 2024 and 2023 (in thousands):

	As of December 31,
	2024	2023
Components, parts and materials	$90,230	$31,311
Work in progress	17,780	3,391
Finished goods	48,221	—
Inventory	156,231	34,702
Less: inventory allowance	(5,052)	(3,366)
Inventory, net	$151,179	$31,336